Operating Lease Arrangements (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
2019	$318,395
2020	333,275
2021	348,155
2022	351,875
2023	359,315
2024 and thereafter	484,047